Cover	Dec. 31, 2026	May 27, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date		May 27, 2026
Entity Registrant Name		FIRST INTERSTATE BANCSYSTEM, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-34653
Entity Tax Identification Number		81-0331430
Entity Address, Address Line One		401 North 31st Street
Entity Address, City or Town		Billings,
Entity Address, State or Province		MT
Entity Address, Postal Zip Code		59101
City Area Code		(406)
Local Phone Number		255-5311
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.00001 par value
Trading Symbol		FIBK
Security Exchange Name		NASDAQ
Amendment Flag		false
Entity Central Index Key		0000860413
Entity Emerging Growth Company		false
Current Fiscal Year End Date	--12-31